EQUITY	12 Months Ended
Sep. 30, 2017
Equity [Abstract]
EQUITY

NOTE 4 - EQUITY

Preferred Stock

The Company has authorized 25,000,000 shares of preferred stock, par value of $0.001 per share. The board of directors is authorized to issue preferred stock in one or more series and each such series shall have such voting powers, full or limited, or no voting powers, and such designations, preferences, limitations or restrictions as the board of directors may determine.

There were no shares of preferred stock issued or outstanding as of September 30, 2017 and 2016.

Common Stock

The Company has authorized 100,000,000 shares of common stock, par value of $0.001 per share. Each share of common stock entitles the holder to one vote.

On January 30, 2017, the former chief executive officer sold 12,000,000 shares of common stock, representing all of his shares of the Company’s capital stock, to the current chief executive officer and two other individuals for $245,000. In connection with the sale of his shares, the related party loan from the former chief executive officer was forgiven (also see Note 6) and the former chief executive officer resigned as an officer and director of the Company, which does not have any impact on the Company’s financial statements.

On May 18, 2017, the Company effected a three-for-one stock distribution pursuant to which the Company issued two shares of common stock for each share of common stock outstanding on the record date, May 18, 2017. All share and per share information in these financial statements retroactively reflect this stock distribution.

During the year ended September 30, 2017, the Company sold 500,000 shares of common stock for $500,000.

During the year ended September 30, 2016, the Company did not issue any shares of common stock.

The Company has no stock option plan, warrants or other dilutive securities.